Tax credit and other receivables/Other payables (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary Of Tax Credit And Other Receivables Payables

A. Tax credit and other receivables/Other payables

(In thousand Euros)	December 31, 2024	December 31, 2023
VAT receivable	2,740	3,800
Government grants receivable	1,872	3,200
Income tax credit receivable (short term)	1,073	1,258
Income tax credit receivable (long term)	6,047	6,056
Other tax receivable	181	171
Tax credit and other receivables	11,913	14,485

(In thousand Euros)	December 31, 2024	December 31, 2023
VAT payable	1,612	2,741
Current income tax liability	—	—
Social Security payable	307	1,372
Personal Income Tax payable	1,152	2,096
Deferred tax liabilities	3,412	9,347
Deferred tax liabilities and other payables	6,483	15,556

Summary Of Income Tax Credit RecognizedIn Profit Loss

B. Amounts recognized in profit or loss

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Loss before Tax / Profit	(158,515)	(112,774)	(67,726)
Tax income (at 25%)	39,629	28,150	16,932
Unrecognized deferred tax assets on tax losses and temporary differences	(39,629)	(28,150)	(16,932)
R&D tax credits	(1,064)	(685)	(5,468)
Other movements	(5,659)	(18)	542
Income tax credit	(6,723)	(703)	(4,926)

Summary Of Information About Offset Of Unrecognized Tax losses

At December 31, details of unrecognized tax losses to be offset in the future are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	41,962	42,480
2024	80,676	-
Total	262,725	182,567